Contingent Payment - Summary of Contingent Payment (Detail) $ in Millions	9 Months Ended
Sep. 30, 2021 CAD ($)
Disclosure of contingent liabilities in business combination [abstract]
Contingent liabilities recognised in business combination at beginning of period	$ 63
Re-measurement	571
Liabilities Settled or Payable	(242)
Contingent liabilities recognised in business combination at end of period	$ 392